Summary of significant accounting policies - Additional Information (Detail) - JPY (¥) ¥ in Trillions	12 Months Ended
	Mar. 31, 2023	Apr. 01, 2022
Disclosure Of Significant Acounting Policies [Line Items]
Confidence level used to determine the risk adjustment for non-financial risk	99.50%
Discount rate	3.50%
Bottom of range | Customer relationships television carriage contracts music catalogs artist contracts and music distribution rights
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	10 years
Bottom of range | Patent rights know-how license agreements trademarks and software
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	3 years
Bottom of range | Buildings
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Bottom of range | Machinery and equipment
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Top of range | Customer relationships television carriage contracts music catalogs artist contracts and music distribution rights
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	44 years
Top of range | Patent rights know-how license agreements trademarks and software
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	10 years
Top of range | Buildings
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	50 years
Top of range | Machinery and equipment
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	10 years
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Significant Acounting Policies [Line Items]
Reduction in equity		¥ 1.5